Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BMO FUNDS, INC.
Prospectus Date	rr_ProspectusDate	May 27, 2014
BMO Intermediate Tax-Free Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BMO Intermediate Tax-Free Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide a high level of current income exempt from federal income tax consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of certain BMO Funds. More information about these and other discounts is available from your financial professional and under “How to Buy Shares—Sales Charge” on page 116 of this Prospectus and under “How to Buy Shares—Waivers and Reductions of Sales Charges—Class A Shares” beginning on page 117 of this Prospectus and “How to Buy Shares” beginning on page B-42 of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of certain BMO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” for the Class A shares are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2015. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests at least 80% of its assets in municipal securities, the income from which is exempt from federal income tax (including the federal alternative minimum tax (AMT)). Fund investments include municipal securities with a minimum rating in the lowest investment grade category (i.e., rated BBB or Baa, or higher, or unrated and considered by the Adviser to be comparable in quality) at the time of purchase. The Fund may also invest up to 10% of its assets in municipal securities that are below investment grade, also known as high yield securities or “junk bonds.” Municipal securities include debt obligations of states, territories, and possessions of the U.S. and political subdivisions, and financing authorities of these entities that provide income exempt from federal income tax (including federal AMT). The Adviser selects Fund investments after assessing factors such as the cyclical trend in interest rates, the shape of the municipal yield curve, tax rates, sector valuation, and municipal bond supply factors. The Fund normally maintains an average dollar-weighted effective maturity of three to ten years. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities.

Credit Risks. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk. Bonds rated lower than BBB or Baa have speculative characteristics.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Liquidity Risks. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility.

High Yield Securities Risks. High yield securities, also referred to as “junk bonds” or non-investment grade securities, are debt securities rated lower than BBB by Standard & Poor’s or Baa by Moody’s Investors Service. These securities tend to be more sensitive to economic conditions than are higher-rated securities, generally involve more credit risk than securities in the higher-rated categories and are predominantly considered to be speculative. The issuers of high yield securities are typically more leveraged, and the risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. The Fund may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities.

Municipal Securities Risks. Municipal bonds are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal securities may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues. There is a risk that the interest on an otherwise tax-exempt municipal security may be subject to federal income tax.

Management Risks. The Adviser’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.

Sector Risks. The Fund may invest its assets in municipal securities that finance similar projects, such as those relating to education, health care, transportation, and utilities. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Investments in Other Investment Companies Risks. The Fund may invest in securities issued by other investment companies, including exchange traded funds. By investing in another investment company, there is a risk that the value of the underlying securities of the investment company may decrease.

		The Fund will also bear its proportionate share of the other investment company’s fees and expenses.
Risk Lose Money [Text]	rr_RiskLoseMoney	The net asset value of the Fund will vary and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at www.bmofunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Barclays 1-15 Year Blend Municipal Bond Index (BMB 1-15) is the 1-15 year Blend component of the Barclays Capital Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa and a range of maturities between 1 and 17 years.

		The Lipper Intermediate Municipal Debt Funds Index (LIMDI) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bmofunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class Y—Annual Total Returns (calendar years 2004-2013)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The return for the Class Y shares of the Fund from January 1, 2014 through March 31, 2014 was 2.41%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	9/30/2009	5.58%
Worst quarter	12/31/2010	(3.16)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns through 12/31/13
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class Y, and after-tax returns for Class I and Class A will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class Y, and after-tax returns for Class I and Class A will vary.

The Barclays 1-15 Year Blend Municipal Bond Index (BMB 1-15) is the 1-15 year Blend component of the Barclays Capital Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa and a range of maturities between 1 and 17 years.

		The Lipper Intermediate Municipal Debt Funds Index (LIMDI) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.
BMO Intermediate Tax-Free Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.24%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.56%	[5]
1 Year	rr_ExpenseExampleYear01	57
3 Years	rr_ExpenseExampleYear03	192
5 Years	rr_ExpenseExampleYear05	340
10 Years	rr_ExpenseExampleYear10	769
2004	rr_AnnualReturn2004	2.51%
2005	rr_AnnualReturn2005	0.94%
2006	rr_AnnualReturn2006	3.52%
2007	rr_AnnualReturn2007	4.23%
2008	rr_AnnualReturn2008	0.73%
2009	rr_AnnualReturn2009	12.86%
2010	rr_AnnualReturn2010	3.04%
2011	rr_AnnualReturn2011	9.16%
2012	rr_AnnualReturn2012	6.66%
2013	rr_AnnualReturn2013	(1.62%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The return for the Class Y shares of the Fund from January 1, 2014 through March 31, 2014
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.16%)
1 Year	rr_AverageAnnualReturnYear01	(1.62%)	[6]
5 Year	rr_AverageAnnualReturnYear05	5.90%	[6]
10 Year	rr_AverageAnnualReturnYear10	4.13%	[6]
BMO Intermediate Tax-Free Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.24%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.37%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.37%	[5]
1 Year	rr_ExpenseExampleYear01	38
3 Years	rr_ExpenseExampleYear03	119
5 Years	rr_ExpenseExampleYear05	208
10 Years	rr_ExpenseExampleYear10	468
1 Year	rr_AverageAnnualReturnYear01	(1.51%)	[6]
5 Year	rr_AverageAnnualReturnYear05		[6]
Since Inception	rr_AverageAnnualReturnSinceInception	4.73%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2010	[6]
BMO Intermediate Tax-Free Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)	rr_MaximumDeferredSalesChargeOverOther	0.55%	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.24%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.56%	[5]
1 Year	rr_ExpenseExampleYear01	405
3 Years	rr_ExpenseExampleYear03	536
5 Years	rr_ExpenseExampleYear05	678
10 Years	rr_ExpenseExampleYear10	$ 1,092
BMO Intermediate Tax-Free Fund | Return After Taxes on Distributions | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.62%)	[6]
5 Year	rr_AverageAnnualReturnYear05	5.84%	[6]
10 Year	rr_AverageAnnualReturnYear10	4.02%	[6]
BMO Intermediate Tax-Free Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.21%	[6]
5 Year	rr_AverageAnnualReturnYear05	5.37%	[6]
10 Year	rr_AverageAnnualReturnYear10	3.97%	[6]
BMO Intermediate Tax-Free Fund | BMB 1-15 (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.05%)	[6]
5 Year	rr_AverageAnnualReturnYear05	4.80%	[6]
10 Year	rr_AverageAnnualReturnYear10	4.07%	[6]
BMO Intermediate Tax-Free Fund | LIMDI (reflects deduction of fees and no deduction for sales charges or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.73%)	[6]
5 Year	rr_AverageAnnualReturnYear05	5.12%	[6]
10 Year	rr_AverageAnnualReturnYear10	3.50%	[6]

[1]	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.
[2]	The management fee disclosed is a blended fee based on the Fund's total assets as of August 31, 2013. Under the investment advisory agreement, the Fund pays a management fee of 0.30% on the Fund's first $500,000,000 of average daily net assets.
[3]	"Other Expenses" for the Class A shares are based on estimated amounts for the current fiscal year.
[4]	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund's ratio of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.
[5]	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business, and Acquired Fund Fees and Expenses) from exceeding 0.55% for Class Y, 0.50% for Class I, and 0.55% for Class A through December 31, 2015. This expense limitation agreement may not be terminated prior to December 31, 2015 without the consent of the Fund's Board of Directors, unless terminated due to the termination of the investment advisory agreement.
[6]	Because Class A shares have not been offered for a full calendar year, the information provided represents returns of Class Y and Class I shares. Class A shares (without the reflection of the payment of sales charges) would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Class A shares (without the reflection of the payment of sales charges) will be the same as the Class Y shares because the Class A and Class Y shares have the same Total Annual Fund Operating Expenses. However, Class A shares do charge a front-end sales charge, so the performance of Class A reflecting the payment of sales charges would be lower than Class I shares.